17. Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of geographic sales
	Year Ended March 31,
	2015	2014	$ Change	% Change
United States	$1,978,000	$1,406,000	$572,000	41%
Mexico	5,053,000	3,758,000	1,295,000	34%
Europe and Rest of the World	2,908,000	2,046,000	862,000	42%
	9,939,000	7,210,000	2,729,000	38%
Product license fees and royalties	3,056,000	5,513,000	(2,457,000)	(45%	)
Total	$12,995,000	$12,723,000	$272,000	2%

Schedule of product license fees and royalties
	Year Ended March 31,
	2015	2014	$ Change	% Change
Exeltis/Quinnova	$437,000	$807,000	$(370,000)	(46%	)
Onset/Precision	–	27,000	(27,000)	(100%	)
Innovacyn	1,120,000	3,100,000	(1,980,000)	(64%	)
Laboratorios Sanfer and More Pharma	1,499,000	1,501,000	(2,000)	0%
China distributor	–	78,000	(78,000)	(100%	)
Total	$3,056,000	$5,513,000	$(2,457,000)	(45%	)